Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash and cash equivalents [Line items]
Short-term deposits, classified as cash equivalents	£ 424	£ 1,226
Cash and cash equivalents	1,324	2,250	£ 1,044
Restricted cash and cash equivalents	64	55
United Kingdom, Pounds
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	914	1,790
India, Rupees
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	49	73
Taiwan, New Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	30	40
Euro Member Countries, Euro
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	29	30
United States of America, Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	28	27
Other currencies
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	£ 274	£ 290